Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued legal	$ 7,258	$ 8,684
Accrued interest	6,294	5,516	1,992
Accrued financing cost	2,397	3,537
Accrued construction expense	363	2,134
Accrued transaction cost - business combination	261	1,527
Accrued audit fees	150	800
Accrued payroll	215	148	501
Other accrued expenses	2,094	2,064	978
Total	$ 19,032	$ 24,410	$ 3,471